Form N-1A Supplement	Jul. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares, Inc., and iShares Trust
Supplement dated July 28, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) for the iShares ESG Optimized MSCI USA Min Vol Factor ETF (ESMV), iShares MSCI EAFE Min Vol Factor ETF (EFAV), iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV), iShares MSCI Global Min Vol Factor ETF (ACWV), iShares MSCI USA Min Vol Factor ETF (USMV)
and iShares MSCI USA Small‑Cap Min Vol Factor ETF (SMMV)
(each, a “Fund” and collectively, the “Funds”)
Effective August 27, 2025, the following changes will take effect for the Underlying Index for each Fund, and the description of the relevant index in each Fund’s Summary Prospectus, Prospectus and SAI will be updated accordingly:
1)	The Underlying Index will be reconstituted quarterly (instead of semi-annually).
2)	At each quarterly reconstitution, one‑way turnover will be capped at 5%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EAFE Min Vol Factor ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares, Inc., and iShares Trust
Supplement dated July 28, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) for the iShares ESG Optimized MSCI USA Min Vol Factor ETF (ESMV), iShares MSCI EAFE Min Vol Factor ETF (EFAV), iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV), iShares MSCI Global Min Vol Factor ETF (ACWV), iShares MSCI USA Min Vol Factor ETF (USMV)
and iShares MSCI USA Small‑Cap Min Vol Factor ETF (SMMV)
(each, a “Fund” and collectively, the “Funds”)
Effective August 27, 2025, the following changes will take effect for the Underlying Index for each Fund, and the description of the relevant index in each Fund’s Summary Prospectus, Prospectus and SAI will be updated accordingly:
1)	The Underlying Index will be reconstituted quarterly (instead of semi-annually).
2)	At each quarterly reconstitution, one‑way turnover will be capped at 5%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI USA Min Vol Factor ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares, Inc., and iShares Trust
Supplement dated July 28, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) for the iShares ESG Optimized MSCI USA Min Vol Factor ETF (ESMV), iShares MSCI EAFE Min Vol Factor ETF (EFAV), iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV), iShares MSCI Global Min Vol Factor ETF (ACWV), iShares MSCI USA Min Vol Factor ETF (USMV)
and iShares MSCI USA Small‑Cap Min Vol Factor ETF (SMMV)
(each, a “Fund” and collectively, the “Funds”)
Effective August 27, 2025, the following changes will take effect for the Underlying Index for each Fund, and the description of the relevant index in each Fund’s Summary Prospectus, Prospectus and SAI will be updated accordingly:
1)	The Underlying Index will be reconstituted quarterly (instead of semi-annually).
2)	At each quarterly reconstitution, one‑way turnover will be capped at 5%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI USA Small-Cap Min Vol Factor ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares, Inc., and iShares Trust
Supplement dated July 28, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) for the iShares ESG Optimized MSCI USA Min Vol Factor ETF (ESMV), iShares MSCI EAFE Min Vol Factor ETF (EFAV), iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV), iShares MSCI Global Min Vol Factor ETF (ACWV), iShares MSCI USA Min Vol Factor ETF (USMV)
and iShares MSCI USA Small‑Cap Min Vol Factor ETF (SMMV)
(each, a “Fund” and collectively, the “Funds”)
Effective August 27, 2025, the following changes will take effect for the Underlying Index for each Fund, and the description of the relevant index in each Fund’s Summary Prospectus, Prospectus and SAI will be updated accordingly:
1)	The Underlying Index will be reconstituted quarterly (instead of semi-annually).
2)	At each quarterly reconstitution, one‑way turnover will be capped at 5%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Optimized MSCI USA Min Vol Factor ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares, Inc., and iShares Trust
Supplement dated July 28, 2025
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) for the iShares ESG Optimized MSCI USA Min Vol Factor ETF (ESMV), iShares MSCI EAFE Min Vol Factor ETF (EFAV), iShares MSCI Emerging Markets Min Vol Factor ETF (EEMV), iShares MSCI Global Min Vol Factor ETF (ACWV), iShares MSCI USA Min Vol Factor ETF (USMV)
and iShares MSCI USA Small‑Cap Min Vol Factor ETF (SMMV)
(each, a “Fund” and collectively, the “Funds”)
Effective August 27, 2025, the following changes will take effect for the Underlying Index for each Fund, and the description of the relevant index in each Fund’s Summary Prospectus, Prospectus and SAI will be updated accordingly:
1)	The Underlying Index will be reconstituted quarterly (instead of semi-annually).
2)	At each quarterly reconstitution, one‑way turnover will be capped at 5%.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.